Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 10: ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities as of December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Payroll	$6,701	$15,264
Accrued interest	35,926	40,903
Accrued voyage expenses	—	3,643
Accrued running costs	—	42,212
Provision for estimated losses on vessels under time charter	—	1,604
Audit fees and related services	234	292
Accrued taxes	8,002	6,268
Professional fees	317	1,251
Other accrued expenses	—	12,215
Total accrued expenses	$51,180	$123,652